Property and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment
Property and equipment, gross	$ 62	$ 385		$ 385
Accumulated depreciation	(36)	(31)		(31)	$ (330)
Property and equipment, net	26	354		354	375
Depreciation and amortization	5		$ 19	159	54	$ 35
Impairment charge		1,400		1,402
Cash consideration for sale of lab equipment	$ 325		$ 0
Machinery, computers and equipment
Property and equipment
Property and equipment, gross		385		385	687
Leasehold improvements
Property and equipment
Property and equipment, gross		$ 0		$ 0	$ 18